Share based compensation	12 Months Ended
Dec. 31, 2023
Share based compensation [Abstract]
Share based compensation
17. Share-based compensation

Share Options

In June 2021, the Company adopted a share option plan referred to herein as the Share Option Plan under which grants of options are made to eligible participants. The Company had reserved 1,202,734 ordinary shares for future issuance under the Share Option Plan, which includes ordinary shares pursuant to share-based equity awards issued to date. As of December 31, 2023, the Company has 404,718 ordinary shares available for the future issuance of share-based equity awards (2022: 741,138 shares, 2021:1,045,547 shares).

Under the Share Option Plan, the options may be settled only in ordinary shares of the Company. Therefore, the grants of share options under the Share Option Plan have been accounted for as equity-settled under IFRS 2. As such, the Company records a charge for the vested portion of award grants and for partially earned but non-vested portion of award grants.

During the year ended December 31, 2023, the Company granted the option to purchase 420,820 ordinary shares (2022: 304,409 shares,2021:149,891 shares), respectively, to employees which were in line with the general terms of the Share Option Plan as described above. During the year ended December 31, 2023, 104,299 share options (2022: nil, 2021: nil) were forfeited.

Of the 420,820 share options granted to employees during the year ended December 31, 2023, 175,000 share options were granted with a contractual term (expiration) of seven years from the grant date with an exercise price of $0.025 per share. A further 20,000 share options, of those granted during the year ended December 31, 2023, vested immediately and had no service condition attached to them. Aside from the 175,000 share options identified above, all other share options granted to employees during the year ended December 31, 2023 have a contractual term (expiration) of eight years from the grant date with the exercise price at the closing market price on the day prior to the grant.

During the year ended December 31, 2023, the Company granted the option to purchase 19,899 ordinary shares to members of the Board of Directors which vested on the date of grant and are subject to a two-year service condition. These share options have a contractual term (expiration) of seven years from the grant date with an exercise price of $0.025 per share. During the year ended December 31, 2023, members of the Board of Directors exercised a total of 7,296 share options at an exercise price of $2.05 per option. The shares relating to the exercise of these options were issued in October 2023. The weighted average share price of shares exercised during the year ended December 31, 2023, was $9.90.

The following table summarizes the share option awards outstanding as of December 31, 2023, 2022 and 2021:

	Average exercise price per share in USD	Number of awards	Weighted average remaining life in years
At December 31, 2020	—	—	—
Granted	15.80	157,187	7.62
At December 31, 2021	15.80	157,187	7.62
Granted	14.10	304,409	7.41
At December 31, 2022	15.32	461,596	7.14
Granted	5.41	440,719	7.05
Forfeited	12.02	(104,299)	6.77
Exercised	2.05	(7,296)	5.74
At December 31, 2023(1)	10.35	790,720	6.57

(1) 112,244 of the awards outstanding as of December 31, 2023 were exercisable (2022: nil, 2021: nil).

The weighted average grant date fair value of awards granted during the year ended December 31, 2023 was $7.72 (2022: $9.92, 2021: $14.44) per award.

The fair values of the options granted were determined on the date of the grant using the Black-Scholes option-pricing model. The Company used an independent valuation firm to assist in calculating the fair value of the award grants per participant.

The fair values of the options granted during the years ended December 31, 2023, 2022 and 2021 were determined on the date of the grant using the following assumptions:

	Year ended December 31, 2023	Year ended December 31, 2022	Year ended December 31, 2021
Share price, in USD	5.32 – 13.15	9.46 – 19.42	15.00 – 23.74
Strike price, in USD – employees (weighted average)	5.66	14.10	18.45
Strike price, in USD – non-executive directors	0.025	—	2.05
Expected volatility	83% - 88%	87% - 92%	90% - 95%
Award life (weighted average)	5.6	6	5.95
Expected dividends	—	—	—
Risk-free interest rate	3.50% - 4.77%	1.74% - 3.69%	0.97% - 1.25%

The expected volatility was based on selected volatility determined by median values observed among other comparable public companies.

The award life is based on the time interval between the date of grant and the date during the life of the share option after which, when making the grant, the Company expected on average that participants would exercise their options.

As of December 31, 2023, Other Reserves within equity includes $4.2 million (December 31,2022, $2.0 million) relating to the Group’s Share Option Plan . The amount of expense for all awards recognized for services received during the year ended December 31, 2023 was $2.3 million (2022: $1.7 million, 2021: $0.4 million).